Investments - Change in unrealized net capital gains and losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change in Unrealized Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss)
Change in unrealized net capital gains and losses	$ 214,070	$ 255,857	$ (212,514)
Amounts recognized for:
Insurance reserves	(90,234)	(150,729)	141,714
DAC and DSI	(14,848)	(19,543)	6,780
Amounts recognized	(105,082)	(170,272)	148,494
Deferred income taxes	(22,887)	(17,973)	13,445
Increase (decrease) in unrealized net capital gains and losses, after-tax	86,101	67,612	(50,575)
EMA limited partnerships
Change in Unrealized Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss)
Change in unrealized net capital gains and losses	(145)	(155)	(40)
Fixed income securities
Change in Unrealized Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss)
Change in unrealized net capital gains and losses	214,127	256,021	(212,483)
Short-term investments
Change in Unrealized Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss)
Change in unrealized net capital gains and losses	$ 88	$ (9)	$ 9